Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Nature of Relationships with Related Parties

Nature of relationships with related parties

Name	Relationship with the Company
Mr. Xianxin Xiang	Shareholder and director of Beta FinTech
Mr. Shaojie Sun	Director of Beta FinTech
Beta Information Services Limited	Entity controlled by shareholders of the Company
Jieying International Holdings Limited	Shareholder of Beta FinTech
Real Wisdom Capital International Holdings Limited	Shareholder of Beta FinTech
Beta Financial Investment Limited	15% equity interest held by the Company

Schedule of Related Parties Transactions

Related parties transactions

		For the years ended June 30,
Name	Nature	2025	2024
		US$	US$
Mr. Xianxin Xiang	Interest income from margin loans	3,169	145
Mr. Xianxin Xiang	Securities brokerage commissions and handling fee	7,471	—
Mr. Shaojie Sun	Securities brokerage commissions and handling fee	207	—
Beta Financial Investment Limited	Financial advisory service	146,631	—
The Company recognized as financial advisory service income of $146,631 for the year ended June 30, 2025.
		For the years ended June 30,
Name	Nature	2025	2024
		US$	US$
Beta Information Services Limited	IT consultancy service expense	231,086	153,472
Wonderland International Financials Limited	Other general and administrative expenses – management fee expenses	—	43,230

Related parties balances

		As of June 30,
Name	Nature	2025	2024
		US$	US$
Mr. Xianxin Xiang	Loans to customers	—	26,900
Jieying International Holdings Limited	Advance	2,653	—
Real Wisdom Capital International Holdings Limited	Advance	1,675	—
Beta Information Services Limited	Prepaid expenses	—	76,841
Mr. Xianxin Xiang	Payables to customers	(11,012)	(2,554)
Mr. Shaojie Sun	Payables to customers	(25,349)	—

Schedule of Remuneration to Senior Management

Remuneration to senior management for the years ended June 30, 2025 and 2024 were:

	For the years ended June 30,
	2025	2024
	US$	US$
Salaries and other short term employee benefits	412,193	449,347
Payments to defined contribution pension schemes	3,723	4,470
	415,916	453,817